SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Awards Outstanding
The number of awards outstanding under the Plan and the Founders’ Awards as at December 31, 2023, 2022, and 2021 is as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as of January 1, 2023	5,562,984	8.03
Granted	359,666	11.50
Forfeited	(26,042)	9.94
Exercised	(39,786)	4.10
Expired	(3,958)	14.61
Awards outstanding as of December 31, 2023	5,852,864	8.25
Awards exercisable as of December 31, 2023	825,897	7.73

Awards outstanding as of January 1, 2022	4,911,770	7.49
Granted	875,544	9.89
Forfeited	(19,330)	9.89
Repurchased	(200,000)	3.52
Exercised	(5,000)	3.52
Awards outstanding as of December 31, 2022	5,562,984	8.03
Awards exercisable as of December 31, 2022	376,563	6.73

Awards outstanding as at January 1, 2021	745,000	3.52
Granted	4,186,770	8.18
Forfeited	(20,000)	3.52
Awards outstanding as at December 31, 2021	4,911,770	7.49
Awards exercisable as at December 31, 2021	127,188	3.52

Summary of Weighted Average Assumptions used in Black-Scholes Option Pricing Model to Determine Fair Value of Other Options and Warrants Granted
The options were valued using the Black-Scholes model with the following assumptions:

	Years ended December 31,
	2023			2022			2021
Exercise price, USD	8.97	—	13.19	7.54	—	11.68	8.00	—	14.71
Share price, USD	8.97	—	13.19	7.54	—	11.68	8.00	—	14.71
Risk free rate	3.7%	—	4.5%	1.5%	—	3.8%	0.9%	—	1.2%
Estimated volatility (1)			45%	45%	—	50%			55%
Expected dividend yield			nil			nil			nil
Expected term in years	4.0	—	4.6	3.8	—	4.6	4.6	—	6.7
(1) Estimated volatility is based on historical volatility of comparable companies.
Disclosure of Range of Exercise Prices of Outstanding Share Options and Warrants

	Year Ended December 31,
	2023	2022	2021
High price	13.19	11.68	14.71
Low price	8.97	7.53	8.00

Summary of Restricted Shares	Restricted shares

	Year Ended December 31,
	2023	2022	2021
Restricted Shares granted	33,194	32,942	—
Price per share high	10.13	9.27	—
Price per share low	10.13	7.87	—

Summary of Share-based Payment Expense
Share-based Payment Expense

	Year ended December 31,
	2023	2022	2021
Equity classified share options expense	3,124	3,132	1,286
Restricted shares expense	483	82	—
Liability classified warrants' expense	—	—	709
Share-based payment expense	3,607	3,214	1,995